Benefit Plans - Actual Overall Asset Allocation for U.S. And Non-U.S. Plans as Compared to Investment Policy Goals (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Target Allocation
Asset allocation	90.00%
U.S. Pension Plans | Equity securities
Plan Assets
Asset allocation	32.00%	41.00%
Target Allocation
Asset allocation		50.00%
U.S. Pension Plans | Fixed income
Plan Assets
Asset allocation	56.00%	50.00%
Target Allocation
Asset allocation	100.00%	40.00%
U.S. Pension Plans | Alternative
Plan Assets
Asset allocation	7.00%	6.00%
Target Allocation
Asset allocation		10.00%
U.S. Pension Plans | Cash
Plan Assets
Asset allocation	5.00%	3.00%
Non-US Pension Plans | Equity securities
Plan Assets
Asset allocation	51.00%	66.00%
Target Allocation
Asset allocation	55.00%	75.00%
Non-US Pension Plans | Fixed income
Plan Assets
Asset allocation	42.00%	20.00%
Target Allocation
Asset allocation	45.00%	25.00%
Non-US Pension Plans | Alternative
Plan Assets
Asset allocation	3.00%
Non-US Pension Plans | Cash
Plan Assets
Asset allocation	4.00%	14.00%